Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events:
Subsequent Events

12. Subsequent Events

October 2024 Private Placement – On October 8, 2024, the Company entered into a securities purchase agreement with a certain institutional and accredited investor, pursuant to which the Company agreed to sell in a private placement, an aggregate of (i) pre-funded warrants to purchase up to 4,597,702 shares of its common stock at an exercise price of $0.001 per share, (ii) series A warrants to purchase up to 6,407,657 shares of its common stock at an exercise price of $1.00 per share and (iii) series B warrants to purchase up to 6,407,657 shares of its common stock at an exercise price of $1.00 per share for gross proceeds of approximately $4.0 million (the “October 2024 Private Placement”). The October 2024 Private Placement closed on October 10, 2024 (the “Closing Date”). In connection with the October 2024 Private Placement, the Company and the investor agreed to cancel such investor’s series A warrants to purchase 1,809,955 shares of common stock at an exercise price of $2.00 and series B warrants to purchase 1,809,955 shares of common stock at an exercise price of $2.00 issued to such investor in connection with the June 2024 PIPE, effective as of the Closing Date. The net proceeds from the offering, after deducting the placement agent’s fees and expenses and the Company’s offering expenses, and excluding the proceeds, if any, from the exercises of the warrants issued in the offering, were approximately $3.4 million.

Lease – In October 2024, the Company entered into an amendment to the lease agreement for its administrative office space located in Bellaire, Texas to extend the term of the lease for a period of one year, beginning on November 1, 2024 and ending on October 31, 2025.

17.	Subsequent Events

On February 22, 2024, the Company effected a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-20, and its common stock began trading on the spilt-adjusted basis on the Nasdaq Capital Market at the commencement of trading on February 23, 2024 (See Note 1).